ROPES & GRAY LLP
PRUDENTIAL TOWER
800 BOYLSTON STREET
BOSTON, MA 02199-3600
WWW.ROPESGRAY.COM

September 21, 2012	Robert S. H. Shapiro
T +1 202 508 4687
F +1 202 383 9346
robert.s.shapiro@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:          Baillie Gifford Funds (File No. 811-10145)

Ladies and Gentlemen:

On behalf of Baillie Gifford Funds (the “Trust”), we are today filing pursuant to (1) Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, and (2) Rule 101(a)(1)(iii) of Regulation S-T, for use in connection with a special meeting of shareholders of the Emerging Markets Fund, the International Equity Fund, the EAFE Fund, the EAFE Choice Fund and the Global Alpha Equity Fund, each a series of the Trust, the preliminary proxy statement, form of proxy and other materials.

The special meeting of shareholders is expected to be held on October 31, 2012 and is being called for the purposes described in the form of Proxy Statement filed herewith.  Definitive versions of the proxy materials are expected to be sent to security holders on or around October 1, 2012.

Any questions or comments with respect to the enclosed materials should be directed to the undersigned at (202) 508-4687 or to George B. Raine at (617) 951-7556.

Very truly yours,

/s/ Robert S. Shapiro

Robert S. Shapiro

Enclosures

cc: George B. Raine